Unsecured senior notes (Tables)	12 Months Ended
Dec. 31, 2022
Unsecured senior notes
Schedule of unsecured senior notes
A summary of the Company’s unsecured senior notes as of December 31, 2021 and 2022 is as follows:

	As of December 31,		Effective interest rate
	2021	2022

	(RMB in millions)
US$500 million 3.875% notes due 2026	3,154	3,453	4.15%
US$700 million 3.375% notes due 2030	4,402	4,812	3.47%
US$300 million 4.125% notes due 2050	1,830	1,959	4.25%

Carrying value	9,386	10,224
Unamortized discount and debt issuance costs	101	98

Total principal amounts of unsecured senior notes	9,487	10,322

Summary of Principal Amounts due of Unsecured Senior Notes
As of December 31, 2022, the principal of the unsecured senior notes of RMB3,482 million, RMB4,840 million and RMB2,000 million will be due in 2026, 2030 and 2050, respectively. The principal of the unsecured senior notes will be due according to the following schedule:

Principal amounts
(RMB in millions)
Within 1 year	—
Between 1 to 2 years	—
Between 2 to 3 years	—
Between 3 to 4 years	3,482
Between 4 to 5 years	—
Beyond 5 years	6,840

Total	10,322